Taxation - Summary of Tax Loss Carryforwards (Detail) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Operating Loss Carryforwards [Line Items]
Loss	¥ 47,271,245
Tax losses	5,988,826
Loss expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,047,290
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,839,526
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Loss	4,958,034
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Loss	11,539,623
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Loss	10,178,620
Loss expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,847,352
Loss expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Loss	2,329,586
Loss expiring in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Loss	4,143,097
Loss expiring in 2033 [Member]
Operating Loss Carryforwards [Line Items]
Loss	6,540,974
Loss expiring in 2034 [Member
Operating Loss Carryforwards [Line Items]
Loss	2,847,143
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	5,203,765
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	¥ 785,061